Change in accounting policy (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Changes In Accounting Policies [Abstract]
Disclosure of comparative information about retrospectively adjusted change in accounting policy
($ thousands)	For the six months ended
	June 30, 2025
	As reported	Adjustment	As adjusted
Net cash from operating activities	91,149	34,053	125,202
Net cash used in investing activities	(623,021)	6,334	(616,687)
Net cash from financing activities	609,416	(40,387)	569,029
Increase in cash and cash equivalents	77,544	-	77,544

($ thousands)	For the three months ended
	June 30, 2025
	As reported	Adjustment	As adjusted
Net cash from operating activities	47,536	14,267	61,803
Net cash used in investing activities	(424,456)	3,822	(420,634)
Net cash from financing activities	389,137	(18,089)	371,048
Increase in cash and cash equivalents	12,217	-	12,217